Segment information	6 Months Ended
Jun. 30, 2025
Operating segments [Abstract]
Segment information	Segment information
15.1.    Segment reporting
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, our Chief Executive Officer, in making decisions regarding resource allocation and assessing performance. Total assets and liabilities for each segment are not reported to chief operating decision maker. We operate in the following business segments: social casino games and iGaming (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Revenue:
Social casino games	$69,339	$80,332	$139,620	$160,156
iGaming	15,474	7,904	28,685	16,223
Total Revenue	$84,813	$88,236	$168,305	$176,379
Advertising expenses:
Social casino games	$5,768	$7,848	$13,242	$17,781
iGaming	5,674	1,860	10,740	5,365
Total advertising expenses	$11,442	$9,708	$23,982	$23,146
Depreciation and amortization (including right-of-use assets):
Social casino games	$305	$510	$608	$1,244
iGaming	872	821	1,682	1,647
Total depreciation and amortization (including right-of-use assets)	$1,177	$1,331	$2,290	$2,891
Interest income:
Social casino games	$4,108	$3,829	$7,914	$7,260
iGaming	—	—	—	—
Total interest income	$4,108	$3,829	$7,914	$7,260
Interest expense:
Social casino games	$463	$532	$910	$1,031
iGaming	1	1	3	14
Total interest expense	$464	$533	$913	$1,045
Profit before income tax:
Social casino games	$32,803	$43,100	$66,558	$83,205
iGaming	(2,183)	(582)	(3,160)	(2,314)
Total profit before income tax	$30,620	$42,518	$63,398	$80,891
15.2.    Disaggregation of revenue and non-current assets
The Company’s business operations are located in domestic and international regions, including the United States. We believe disaggregation of our revenue based on platform and geographical location are appropriate categories that depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors.
The following table presents our revenue disaggregated based on the geographical location of our players (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
U.S.	$60,498	$69,943	$121,512	$140,129
Canada	4,697	5,065	9,247	9,820
United Kingdom	14,126	6,374	26,339	13,154
Korea	—	—	—	—
International-other	5,492	6,854	11,207	13,276
Total	$84,813	$88,236	$168,305	$176,379

The following table presents non-current assets by geographical regions (in thousands):

	June 30, 2025	December 31, 2024
Korea	$2,288	$2,479
U.S.	416,593	416,835
Europe	31,552	29,818
Total (1)	$450,433	$449,132
(1) The amounts related to financial assets at fair value through profit or loss and deferred tax assets are excluded.
15.3.    Major external customers
No individual external customer accounted for more than 10% of consolidated revenue for each of the six months ended June 30, 2025 and 2024.